Net Loss per Share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Earning per shares basic and diluted
The following table sets forth the computation of basic and diluted net loss per share for the nine months ended September 30, 2019 and 2020:

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Numerator:
Net loss	(398,570)	(1,305,418)
Net (income)/loss attributable to noncontrolling interests	(935)	383
Accretions of preferred shares to redemption value	(32,209)	—

Net loss attributable to ordinary shareholders of the Company	(431,714)	(1,305,035)

Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic	92,000,000	112,517,299
Weighted average number of ordinary shares/ADSs outstanding, diluted	92,000,000	112,517,299
Net loss per share/ADS, basic	(4.69)	(11.60)

Net loss per share/ADS, diluted	(4.69)	(11.60)